Income Taxes (Schedule Of Significant Changes To Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Balance at January 1,	$ 980	$ 892	$ 2,646
Unrecognized tax benefits due to positions taken in current year	260	247	219
Decrease due to expiration of statute of limitations	(188)	(159)	(1,973)
Balance at December 31,	$ 1,052	$ 980	$ 892